MARKETING, ADMINISTRATIVE AND GENERAL EXPENSES (Schedule of Marketing Administrative And General Expenses) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Marketing Administrative And General Expenses Tables
Payroll		$ 43	$ 9
Professional fees		324	244
Travels		93	33
Director fees	[1]	37	22
Insurance		14	22
Other		236	11
Marketing, administrative and general expenses		$ 747	$ 341

[1]	Including share based compensation expenses.